Eaton Vance
Virginia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
Virginia Resources Authority, (Pooled Financing Program), Series 2016A, 4.00%, 11/1/32	$1,000	$ 1,046,000
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	922,020
		$ 1,968,020
Education — 4.8%
Alexandria Industrial Development Authority, VA, (Episcopal High School):
4.00%, 1/1/33	$325	$ 349,482
4.00%, 1/1/46	500	509,055
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	525	526,627
4.00%, 4/1/40	200	199,976
University of Virginia, 5.00%, 4/1/38	1,320	1,468,408
		$ 3,053,548
Escrowed/Prerefunded — 9.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 817,830
Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	1,000	1,117,410
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	799,275
Henrico County, VA, Water and Sewer System Revenue, Prerefunded to 5/1/26, 5.00%, 5/1/28	1,000	1,106,310
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	779,243
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,343,787
		$ 5,963,855
General Obligations — 8.7%
Alexandria, VA, 5.00%, 7/1/28	$1,000	$ 1,133,820
Loudoun County, VA, 4.00%, 12/1/38(1)	1,045	1,133,836
Newport News, VA, 5.00%, 8/1/28	1,000	1,110,460
Puerto Rico, 5.625%, 7/1/29	500	553,255
Virginia Beach, VA, 4.00%, 7/15/32	1,500	1,630,275
		$ 5,561,646
Security	Principal Amount (000's omitted)	Value
Hospital — 14.1%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,211,688
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	2,625	2,685,821
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,051,100
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	875	1,003,669
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,592,780
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,001,470
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	471,843
		$ 9,018,371
Industrial Development Revenue — 6.2%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 918,821
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	2,005,720
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	997,860
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	60,292
		$ 3,982,693
Insured - Education — 3.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,498,615
		$ 2,498,615
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,040,270
		$ 1,040,270
Insured - Transportation — 5.9%
Capital Region Airport Commission, VA, (AGM), 4.00%, 7/1/28	$250	$ 264,350
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	2,500	2,687,875

Eaton Vance
Virginia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Richmond Metropolitan Authority, VA, (NPFG), 5.25%, 7/15/22	$635	$ 637,686
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	183,656
		$ 3,773,567
Lease Revenue/Certificates of Participation — 4.7%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/30	$235	$ 257,781
4.00%, 12/15/31	300	325,905
4.00%, 12/15/32	250	267,998
4.00%, 12/15/33	250	268,947
5.00%, 12/15/29	250	289,717
Virginia Public Building Authority:
5.00%, 8/1/25	1,000	1,092,470
(AMT), 5.00%, 8/1/26	500	550,410
		$ 3,053,228
Other Revenue — 1.4%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$ 914,500
		$ 914,500
Senior Living/Life Care — 5.7%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$ 152,969
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	239,526
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	302,124
4.00%, 12/1/30	220	211,101
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	541,975
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,000	1,023,400
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,187,248
		$ 3,658,343
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$300	$ 330,465
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	$39	$ 36,346
0.00%, 7/1/27	17	14,173
0.00%, 7/1/29	17	12,960
0.00%, 7/1/31	22	15,126
0.00%, 7/1/33	24	14,687
0.00%, 7/1/46	231	70,286
0.00%, 7/1/51	188	41,539
4.329%, 7/1/40	342	342,424
4.50%, 7/1/34	18	18,424
4.536%, 7/1/53	3	2,952
4.784%, 7/1/58	37	37,292
		$ 936,674
Transportation — 17.2%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$ 509,595
(AMT), 5.00%, 10/1/27(1)	1,250	1,385,525
(AMT), 5.00%, 10/1/37	1,295	1,392,708
(AMT), 5.00%, 10/1/42	1,000	1,069,380
Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,100,050
Virginia Commonwealth Transportation Board, (U.S. Route 58 Corridor Development Program), 5.00%, 5/15/25	1,545	1,675,568
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/32	750	836,902
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC), (AMT), 4.00%, 7/1/29(1)	300	309,075
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	522,215
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,121,160
5.00%, 7/1/37	1,000	1,104,590
		$11,026,768
Water and Sewer — 11.5%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 2,053,283
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/37	1,000	1,038,140
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,646,025

Eaton Vance
Virginia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Newport News, VA, Water Revenue, 5.00%, 7/15/33	$1,000	$ 1,103,640
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,539,271
		$ 7,380,359
Total Tax-Exempt Municipal Obligations (identified cost $64,028,406)		$63,830,457

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 368,333
		$ 368,333
General Obligations — 0.6%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 132,956
Watertown, CT, 1.95%, 10/15/30	310	275,072
		$ 408,028
Total Taxable Municipal Obligations (identified cost $890,000)		$ 776,361
Total Investments — 100.7% (identified cost $64,918,406)		$64,606,818
Other Assets, Less Liabilities — (0.7)%		$ (476,171)
Net Assets — 100.0%		$64,130,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $390,757 or 0.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 10.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Virginia Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$63,830,457	$ —	$63,830,457
Taxable Municipal Obligations	—	776,361	—	776,361
Total Investments	$ —	$64,606,818	$ —	$64,606,818
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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